Reserves - Summary of Reserves (Parenthetical) (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves with in equity [line items]
Percentage of net profit the Company is required to transfer to statutory surplus reserve		10.00%
Percentage of registered capital when the appropriation to statutory surplus reserve may cease		50.00%
Minimum percentage of statutory reserves to registered capital, after bonus share issuance, that must be maintained		25.00%
Statutory surplus reserve	¥ 33,775	¥ 33,775	¥ 31,964
Discretionary surplus reserve	46,079	46,079	46,079
Amount of retained earnings available for distribution	145,351	145,351	138,312
Final dividend for financial year 2020 proposed after the end of the reporting period, total	¥ 8,403	8,403
Statutory reserves [member]
Disclosure of reserves with in equity [line items]
Appropriations		¥ 1,811	¥ 1,812